Summary of Significant Accounting Policies - Schedule of Deferred Contract Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capitalized Contract Cost [Line Items]
Balance as of January 1	$ 0	$ 0
Additions to deferred contract costs	218	0
Amortization of deferred contract costs	(17)	0
Balance as of December 31	$ 201	$ 0